==================================
                                               FIRST AD -- SPECIAL ALERT AD #037
                                              ==================================

             SPECIAL ALERT FOR U.S. GLOBAL INVESTORS' SHAREHOLDERS

                          ---------------------------
                          PERSONAL FINANCE APRIL 1997
                          ---------------------------

                     DO YOU WANT TO MAKE MORE MONEY IN THE
                       #1 RANKED GOVERNMENT MONEY MARKET
                   FUND, PROTECT YOUR INVESTMENT CAPITAL, AND
                       HAVE INSTANT ACCESS TO YOUR CASH?

For high yield in a SAFE HAVEN, Dr. Stephen Leeb, editor of PERSONAL FINANCE, has recommended the U.S. GOVERNMENT SECURITIES SAVINGS FUND since 1993 to his subscribers.

     I know you value Dr. Leeb's expertise, which is why I would like to tell you why he recommends our Fund to you. It's a winning combination of consistent superior performance, SAFETY and convenience which has made our Fund the BEST government money market fund over the last five years.

[GRAPHIC:  1996 PERFORMANCE ACHIEVEMENT CERTIFICATE]

     RANKED #1 by Lipper for the FIVE-YEAR PERIOD ended March 31, 1997, the U.S. GOVERNMENT SECURITIES SAVINGS FUND offers the consistent highest yield you need to make your money grow in an ultra-safe investment.

            GROWTH PORTFOLIO

THE  FOLLOWING   INVESTMENT   ADVICE  IS
SUITABLE   FOR    INVESTORS   WHO   SEEK
LONG-TERM     CAPITAL      APPRECIATION.
TYPICALLY  THESE INVESTORS ARE MORE THAN
15 YEARS FROM RETIREMENT AND ARE SEEKING
LONG-TERM  GROWTH.

CASH  OR  MONEY  MARKET  FUNDS  (10%  OF
ASSETS)

UNITED SERVICES GOV'T. SECURITIES (800-873-8637) 5.3 BUY

     The Fund invests primarily in securities issued by America's creditworthy government agencies. By holding obligations of the Federal Home Loan Bank, the Student Loan Marketing Association, and the Federal Farm Credit Bank, YOU CAN MAKE AN INVESTMENT IN AMERICA. You can feel good about your investment because an investment in the Fund is effectively a loan to students for their education, to first-time homeowners to buy a house, and to the farmers who feed the American economy.

     Since these securities are exempt from state taxes, THE INCOME FROM YOUR ACCOUNT IN OUR FUND WILL AVOID STATE INCOME TAXES, if your state has them. You will effectively earn more, since your returns won't be reduced by your state's tax bite.

     And finally, you'll always have instant access to your money, as well as many other account benefits:

     *  RECOMMENDED BY DR. LEEB SINCE 1993

     * RANKED THE #1 GOVERNMENT SECURITIES MONEY MARKET FUND BY LIPPER ANALYTICAL SERVICES FOR FIVE YEARS AS OF 3/31/97

     *  HIGH-YIELDING GOVERNMENT SECURITIES MONEY MARKET FUND

     *  FREE OF STATE  INCOME TAXES

     *  FREE CHECKWRITING WHEN YOU WRITE CHECKS FOR $500 OR MORE

                                                        (over for more benefits)

                          ----------------------------
                          Call 1-800-557-2297, ext.191
                          ----------------------------

     I welcome you to learn more about this top-ranked money market fund. To receive a prospectus so you can open an account right away, please call 1-800-557-2297, ext. 191 or return the coupon below in the envelope provided. An Investor Representative is waiting to answer your questions about the Fund.

     For fastest access to fund information, you can also visit us on the Web at www.usfunds.com. I look forward to helping you reach your investment goals.

Sincerely yours,

/s/ FRANK HOLMES
Frank Holmes
Chairman & CEO

P.S. The #1 ranked U.S. GOVERNMENT SECURITIES SAVINGS FUND makes an ideal safe investment for your IRA. If you transfer or contribute $10,000 or more to your IRA account in the Fund, we will waive the annual custodial fee for the life of your account. Please call 1-800-557-2297, ext. 191 today for a free IRA investment guide and prospectus.

[GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]

           FOR MORE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-US-FUNDS OR VISIT US ON THE WEB AT WWW.USFUNDS.COM.
     PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. U.S. STANDS FOR
      UNITED SERVICES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

----------
Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. Dr. Stephen Leeb, editor of Personal Finance, manages an affiliated U.S. Global Investors fund. Like all mutual funds, Fund shares are not backed by the U.S. Government or its agencies; however, the securities it invests in are. The Fund is managed to maintain a stable $1 per share value; however, there is no assurance it will be able to do
so.                                                                       GOV037
 ................................................................................
                                          [GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]

[X] Yes, please rush me a FREE investment guide and application to earn more in America's #1 Government Money Market Fund.


_____________________________________________________________________________
Name

_____________________________________________________________________________
Street Address

_____________________________________________________________________________
City                 State                Zip Code


_____________________________________________________________________________
Telephone            E-mail Address




                                              ==================================
                                              SECOND AD -- SPECIAL ALERT AD #216
                                              ==================================

SPECIAL ALERT FOR INVESTMENT ANALYST SUBSCRIBERS

ADRIAN DAY'S

                               INVESTMENT ANALYST

--------------------------------------------------------------------------------
               WINNING RECOMMENDATIONS FOR TODAY'S SMART INVESTOR
--------------------------------------------------------------------------------
                     DO YOU WANT TO MAKE MORE MONEY IN THE
                       #1 RANKED GOVERNMENT MONEY MARKET
                     FUND, PROTECT YOUR INVESTMENT CAPITAL,
                     AND HAVE INSTANT ACCESS TO YOUR CASH?

For high yield in a safe haven, Adrian Day, editor of INVESTMENT ANALYST, recommends the U.S. GOVERNMENT SECURITIES SAVINGS FUND to his subscribers.

     I know you value Mr. Day's advice, which is why I would like to tell you why he recommends our Fund to you. It's a winning combination of consistent superior performance, SAFETY and convenience which has made our Fund the BEST government money market fund over the last five years.

                                             -----------------------------------
                                               ADRIAN DAY'S RECOMMENDATION FOR
                                                  GROWTH PORTFOLIO INVESTORS

                                             MONEY MARKET & INCOME VEHICLES SUCH
                                             AS THE U.S.  GOVERNMENT  SECURITIES
                                                          SAVINGS FUND
                                             -----------------------------------

     RANKED #1 by Lipper for the FIVE-YEAR PERIOD ended March 31, 1997, the U.S. GOVERNMENT SECURITIES SAVINGS FUND offers the consistent superior performance you need to make your money grow in an ultra-safe investment.

[GRAPHIC:  1996 PERFORMANCE ACHIEVEMENT CERTIFICATE]

     The Fund invests primarily in securities issued by America's creditworthy government agencies. By holding obligations of the Federal Home Loan Bank, the Student Loan Marketing Association, and the Federal Farm Credit Bank, YOU ARE MAKING AN INVESTMENT IN AMERICA. You can feel good about your investment because an investment in the Fund is effectively a loan to students for their education, to first-time homeowners to buy a house, and to the farmers who feed the American economy.

     Since these securities are exempt from state taxes, the income from your account in our Fund will avoid income taxes, if your state has them. You will effectively earn more, since your returns won't be reduced by your state's tax bite.

And finally, you'll always have instant access to your money, as well as many other account benefits:

           * RANKED THE #1 GOVERNMENT SECURITIES MONEY MARKET FUND BY LIPPER ANALYTICAL SERVICES FOR FIVE-YEARS AS OF 3/31/97

           *  HIGH-YIELDING GOVERNMENT MONEY MARKET FUND

           *  FREE OF STATE INCOME TAXES

           *  FREE CHECKWRITING WHEN YOU WRITE CHECKS FOR $500 OR MORE

                                                        (over for more benefits)
                          ----------------------------
                          Call 1-800-557-2297, ext.193
                          ----------------------------

     I welcome you to learn more about this top-ranked money market fund. To receive a prospectus so you can open an account right away, please call 1-800-557-2297, ext. 193 or return the coupon below in the envelope provided. An Investor Representative is waiting to answer your questions about the Fund.

     For fastest access to fund information, you can also visit us on the Web at www.usfunds.com. I look forward to helping you reach your investment goals.

Sincerely yours,

/s/FRANK HOLMES
Frank Holmes
Chairman & CEO


P.S. THE #1 RANKED U.S. GOVERNMENT SECURITIES SAVINGS FUND MAKES AN IDEAL SAFE INVESTMENT FOR YOUR IRA. IF YOU TRANSFER OR CONTRIBUTE $10,000 OR MORE TO YOUR IRA ACCOUNT IN THE FUND, WE WILL WAIVE THE ANNUAL CUSTODIAL FEE FOR THE LIFE OF YOUR ACCOUNT. PLEASE CALL 1-800-557-2297, EXT. 193 TODAY FOR A FREE IRA INVESTMENT GUIDE AND PROSPECTUS.

                     [GRAPHIC: U.S. GLOBAL INVESTORS LOGO]

           FOR MORE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-US-FUNDS OR VISIT US ON THE WEB AT WWW.USFUNDS.COM.
     PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. U.S. STANDS FOR
      UNITED SERVICES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

----------
Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. Adrian Day, editor of Investment Analyst, manages an affiliated U.S. Global Investors fund. Like all mutual funds, Fund shares are not backed by the U.S. Government or its agencies; however, the securities it invests in are. The Fund is managed to maintain a stable $1 per share value; however, there is no assurance it will be able to do
so.                                                                       GOV216
 ................................................................................
                                          [GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]

[X]  Yes, PLEASE RUSH ME A FREE INVESTMENT  GUIDE AND APPLICATION TO
          EARN MORE IN AMERICA'S #1 GOVERNMENT MONEY MARKET FUND.



_____________________________________________________________________________
Name

_____________________________________________________________________________
Street Address

_____________________________________________________________________________
City                 State                Zip Code


_____________________________________________________________________________
Telephone            E-mail Address



                                              ==================================
                                               THIRD AD -- SPECIAL ALERT AD #217
                                              ==================================

SPECIAL ALERT FOR MUTUAL FUND INVESTOR SUBSCRIBERS

JAY SCHABACKER'S
                             MUTUAL FUND INVESTING
                             ---------------------

                     DO YOU WANT TO MAKE MORE MONEY IN THE
                       #1 RANKED GOVERNMENT MONEY MARKET
                     FUND, PROTECT YOUR INVESTMENT CAPITAL,
                     AND HAVE INSTANT ACCESS TO YOUR CASH?

For high yield in a safe haven, Jay Schabacker, editor of MUTUAL FUND INVESTOR, has recommended the U.S. GOVERNMENT SECURITIES SAVINGS FUND to his subscribers. Growth portfolio investors should hold 20% of assets in our money market fund, and Growth With Income investors should hold 30% in the fund.

     I know you  value  Mr.  Schabacker's  advice,    --------------------------
which  is why I  would  like  to  tell  you why he    JAY'S RECOMMENDATION FOR
recommends   our  Fund  to  you.  It's  a  winning    GROWTH PORTFOLIO INVESTORS
combination  of consistent  superior  performance,
SAFETY and convenience which has made our Fund the
BEST  government  money  market fund over the last                    U.S. GOV'T
five years.                                                           SECURITIES
                                                                      SAVINGS
     RANKED #1 by Lipper for the FIVE-YEAR  PERIOD                    FUND
ended  March  31,   1997,   the  U.S.   GOVERNMENT
SECURITIES SAVINGS FUND offers the consistent JAY'S RECOMMENDATION FOR superior performance you need to make your money GROWTH WITH INCOME
grow in an ultra-safe investment.                     INVESTORS

     The  Fund  invests  primarily  in  securities                    U.S. GOV'T
issued  by   America's   creditworthy   government                    SECURITIES
agencies.  By holding  obligations  of the Federal                    SAVINGS
Home  Loan  Bank,   the  Student  Loan   Marketing                    FUND
Association, and the Federal Farm Credit Bank, YOU -------------------------- ARE MAKING AN INVESTMENT IN AMERICA. You can feel good about your investment because an investment in the Fund is effectively a loan to students for their education, to first-time homeowners to buy a house, and to the farmers who feed the American economy.

     Since these securities are exempt from state taxes, the income from your account in our Fund will avoid income taxes, if your state has them. You will effectively earn more, since your returns won't be reduced by your state's tax bite.

And finally, you'll always have instant access to your money, as well as many other account benefits:

           * RANKED THE #1 GOVERNMENT SECURITIES MONEY MARKET FUND BY LIPPER ANALYTICAL SERVICES FOR FIVE YEARS AS OF 3/31/97

           *   HIGH-YIELDING GOVERNMENT MONEY MARKET FUND

           *   FREE OF STATE INCOME TAXES

           *   FREE CHECKWRITING WHEN YOU WRITE CHECKS FOR $500 OR MORE

                                                        (over for more benefits)
                          ----------------------------
                          Call 1-800-557-2297, ext.192
                          ----------------------------

     I welcome you to learn more about this top-ranked money market fund. To receive a prospectus so you can open an account right away, please call 1-800-557-2297, ext. 192 or return the coupon below in the envelope provided. An Investor Representative is waiting to answer your questions about the Fund.

     For fastest access to fund information, you can also visit us on the Web at www.usfunds.com. I look forward to helping you reach your investment goals.

Sincerely yours,

/s/ FRANK HOLMES
Frank Holmes
Chairman & CEO


P.S. THE #1 RANKED U.S. GOVERNMENT SECURITIES SAVINGS FUND MAKES AN IDEAL SAFE INVESTMENT FOR YOUR IRA. IF YOU TRANSFER OR CONTRIBUTE $10,000 OR MORE TO YOUR IRA ACCOUNT IN THE FUND, I WILL WAIVE THE ANNUAL CUSTODIAL FEE FOR THE LIFE OF YOUR ACCOUNT. PLEASE CALL 1-800-557-2297, EXT. 192 TODAY FOR A FREE IRA INVESTMENT GUIDE AND PROSPECTUS.


                     [GRAPHIC: U.S. GLOBAL INVESTORS LOGO]


             FOR MORE INFORMATION, INCLUDING CHARGES AND EXPENSES,
         CALL 1-800-US-FUNDS OR VISIT US ON THE WEB AT WWW.USFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. U.S. STANDS FOR
      UNITED SERVICES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively. Like all mutual funds, Fund Shares are not backed by the U.S. Government or its agencies; however, the securities it invests in are. The Fund is managed to maintain a stable $1 per share value;
however, there is no assurance it will be able to do so.                  GOV217

 ................................................................................
                                          [GRAPHIC:  U.S. GLOBAL INVESTORS LOGO]

[X]  Yes, PLEASE RUSH ME A FREE INVESTMENT  GUIDE AND APPLICATION TO
          EARN MORE IN AMERICA'S #1 GOVERNMENT MONEY MARKET FUND.



_____________________________________________________________________________
Name

_____________________________________________________________________________
Street Address

_____________________________________________________________________________
City                 State                Zip Code


_____________________________________________________________________________
Telephone            E-mail Address